Employee Benefit Expense	12 Months Ended
Dec. 31, 2025
Employee Benefit Expense [Abstract]
EMPLOYEE BENEFIT EXPENSE
27	EMPLOYEE BENEFIT EXPENSE

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Wages and salaries	2,873,660	3,172,983	2,820,623
Defined contribution plans	245,296	203,622	242,319
Share-based compensation awards	970,024	61,210	6,651,698
Directors’ fees	1,289,836	3,357,992	7,612,763
Other short-term benefits	18,667	15,590	17,942
Total	5,397,483	6,811,397	17,345,345

Included in share-based compensation awards, and directors’ fees are amounts of US$6,651,698, and US$4,487,613, respectively, which are payable in share capital (Note 20).

Included in the employee benefit expenses is remuneration and benefits to key management personnel of the Company (including the remuneration and benefits of certain executive directors).

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$
Wages and salaries	710,111	839,309	1,256,845
Defined contribution plans	75,120	77,977	227,793
Share-based compensation awards*	875,574	61,210	6,651,698
Directors’ fees	1,294,639	1,925,558	7,612,763
Other short-term benefits	2,020	1,863	9,243
Total	2,957,464	2,905,917	15,758,342

*	Share-based compensation awards consist primarily of Employee Share Option Plan (“ESOP”) and share-based compensation to director and management.

Employee Share Option Plan (“ESOP”)

On October 8, 2025, the Board of Directors of the Company approved the Employees’ Share Option Plan (“ESOP”), which became effective on the same date. The ESOP was established to attract, retain and motivate qualified employees, align employees’ interests with those of shareholders, and provide long-term incentive compensation linked to the Company’s performance. The aggregate number of ordinary shares available for issuance under the ESOP shall not exceed 20% of the Company’s issued and outstanding ordinary shares on a fully diluted basis, subject to adjustment as approved by the Board or the ESOP Committee. Each option entitles the holder to subscribe for one ordinary share of the Company at an exercise price specified in the applicable Letter of Grant. Options may be exercised during the exercise period specified in the relevant Letter of Grant and generally expire two years after the date on which they first become exercisable unless otherwise determined by the ESOP Committee.

The ESOP permits settlement by either:

●	cash exercise, whereby the option holder pays the exercise price in cash; or

●	cashless exercise, whereby the Company issues a net number of shares calculated based on the market price of the Company’s ordinary shares at the exercise date and the applicable exercise price.

Options granted under the ESOP may be subject to service and performance conditions. Unless otherwise specified in the applicable Letter of Grant, vesting is generally based on continued employment and the achievement of key performance indicators (“KPIs”) established by the ESOP Committee.

Option holders do not have voting rights, dividend rights or other shareholder rights until the underlying ordinary shares are issued upon exercise of the options. Unless otherwise determined by the Board or the ESOP Committee, unexercised options lapse upon resignation or termination of employment.

The ESOP has an initial term of five years from the effective date and may be extended by the Board for an additional five-year period.

As at December 31, 2025, all granted options have been fully exercised and no more outstanding options.

Share-Based Compensation to Directors and Management

During the year ended December 31, 2025, the Company granted ordinary shares to certain directors and members of senior management as performance-based compensation for services rendered. These equity-settled awards were issued in lieu of cash compensation and bonuses.

The fair value of the shares granted was measured based on the quoted market price of the Company’s ordinary shares on the respective grant dates. As the awards vested immediately upon grant and were not subject to any further service or performance conditions, the Company recognized the full grant-date fair value as share-based compensation expense upon issuance in accordance with IFRS 2, Share-based Payment.

For the year ended December 31, 2025, the Company recognized share-based compensation expense of US$6,651,698 in connection with these awards, with a corresponding increase recognized in share capital and additional paid-in capital within equity.